Major transactions - Intangible assets acquired (Details) $ in Thousands		10 Months Ended	12 Months Ended
	Mar. 12, 2025 USD ($) Y	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Brand name
Major transactions
Estimated useful lives			4 years
Minimum | Customer relationship
Major transactions
Estimated useful lives			4 years
Maximum | Customer relationship
Major transactions
Estimated useful lives			5 years
iClick
Major transactions
Revenue before income tax	$ 15,900
Profit before income tax		$ 300
Gross carrying amount	$ 3,238	3,160	$ 3,160
iClick | Brand name
Major transactions
Estimated useful lives	4 years
Gross carrying amount		2,060	2,060
iClick | Customer relationship
Major transactions
Estimated useful lives	5 years
Gross carrying amount		$ 1,100	$ 1,100
iClick | Intangible assets | Income approach | Discount rate
Major transactions
Significant estimates	0.15
iClick | Intangible assets | Income approach | Revenue growth rate
Major transactions
Significant estimates	0.0826
iClick | Intangible assets | Income approach | Term
Major transactions
Significant estimates | Y	5